As filed with the Securities and Exchange Commission on February 11, 2016

Securities Act File No. 33-41913

Investment Company Act File No. 811-06367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

GABELLI EQUITY SERIES FUNDS, INC

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1- 800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center,

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq. Gabelli Equity Series Funds, Inc. One Corporate Center Rye, New York 10580-1422	Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom Four Times Square New York, New York 10036
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on February 11, 2016 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI EQUITY SERIES FUNDS, INC, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 11th day of February, 2016.

GABELLI EQUITY SERIES FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 40 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	Mario J. Gabelli*	Director and Chairman of the Board	February 11, 2016
Mario J. Gabelli

	/s/ Bruce N. Alpert	Principal Executive Officer and President	February 11, 2016
Bruce N. Alpert

	/s/ Agnes Mullady	Principal Financial Officer and Treasurer	February 11, 2016
Agnes Mullady

	John D. Gabelli*	Director	February 11, 2016
John D. Gabelli

	Anthony J. Colavita*	Director	February 11, 2016
Anthony J. Colavita

	Vincent D. Enright*	Director	February 11, 2016
Vincent D. Enright

	Robert J. Morrissey*	Director	February 11, 2016
Robert J. Morrissey

	Kuni Nakamura*	Director	February 11, 2016
Kuni Nakamura

	Anthony R. Pustorino*	Director	February 11, 2016
Anthony R. Pustorino

	Anthonie C. van Ekris*	Director	February 11, 2016
Anthonie C. van Ekris

	Salvatore J. Zizza*	Director	February 11, 2016
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase